CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 2,819	$ 3,044	$ (6,900)
Realized foreign currency translation adjustments			64
Foreign currency translation adjustments	1,200	(1,740)	1,772
Total comprehensive income (loss)	4,019	1,304	(5,064)
Net income (loss) attributable to:
Non-controlling interests	(26)		14
Redeemable non-controlling interests	552	95
Magal shareholders	2,293	2,949	(6,914)
Net income (loss)	2,819	3,044	(6,900)
Total comprehensive income (loss) attributable to:
Non-controlling interests	(26)		14
Redeemable non-controlling interests	717	(5)
Magal shareholders	3,328	1,309	(5,078)
Total comprehensive income (loss)	$ 4,019	$ 1,304	$ (5,064)